Cover Page	May 17, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2024
Entity Registrant Name	Northann Corp.
Entity Central Index Key	0001923780
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41816
Entity Tax Identification Number	88-1513509
Entity Address, Address Line One	Northann Distribution Center Inc.
Entity Address, Address Line Two	9820 Dino Drive
Entity Address, Address Line Three	Suite 110
Entity Address, City or Town	Elk Grove
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95624
City Area Code	916
Local Phone Number	573 3803
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NCL
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false